Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (66,564)	$ (28,043)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	3,056	468
Depreciation	1,842	706
Loss on disposal of property and equipment	2
Net accretion of discounts on investments	(116)
Changes in operating assets and liabilities:
Prepaid expenses	(779)	(316)
Other current assets	(315)	(98)
Other assets	505	(468)
Accounts payable	840	(363)
Accrued expenses	2,647	1,009
Deferred rent, current	70	13
Capital lease obligations, current		42
Deferred rent	(82)	25
Capital lease obligations		58
Net cash used in operating activities	(58,894)	(26,967)
Investing activities
Purchases of investments	(188,207)	(20,620)
Proceeds from sales and maturities of investments	84,236	639
Purchases of property and equipment	(5,315)	(2,153)
Net cash used in investing activities	(109,286)	(22,134)
Financing activities
Proceeds from issuance of common stock upon initial public offering, net of underwriters' commission	164,703
Payment of issuance costs for initial public offering	(3,948)
Proceeds from exercise of common stock options	631
Principal payments on capital lease obligations	(90)	(88)
Proceeds from issuance of convertible preferred stock		41,868
Payment of issuance costs for convertible preferred stock		(132)
Net cash provided by financing activities	161,296	41,648
Net decrease in cash, cash equivalents and restricted cash	(6,884)	(7,453)
Cash, cash equivalents and restricted cash beginning of year	12,835	20,288
Cash, cash equivalents and restricted cash end of year	5,951	12,835
Supplemental cash flow data:
Cash paid for interest on capital lease obligations	14	2
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible preferred stock into common stock	105,615
Equipment acquired through capital lease	626
Property and equipment included in accrued expenses and accounts payable	$ 506	394
Issuance costs for initial public offering included in accounts payable		$ 234